INVESCO SECTOR FUNDS, INC.
                               INVESCO Energy Fund
                       INVESCO Environmental Services Fund
                         INVESCO Financial Services Fund
                                INVESCO Gold Fund
                          INVESCO Health Sciences Fund
                              INVESCO Leisure Fund
                       INVESCO Technology Fund - Class II
                             INVESCO Utilities Fund

                  Supplement to Prospectus dated March 1, 1999

Effective May 21, 1999, INVESCO Environmental Services Fund was liquidated. All references to that Fund in the Funds' Prospectus are hereby deleted.

Effective May 13, 1999, the section of the Funds' Prospectus entitled "Fees and Expenses" is amended to (1) delete the Annual Fund Operating Expenses That Are Deducted From Fund Assets table and footnote (3) and (2) substitute the following in their place:

            ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

            INVESCO Energy Fund
            Management Fee                                  0.75%
            Distribution and Service (12b-1) Fees(1)        0.25%
            Other Expenses(2)                               0.64%
            Total Annual Fund Operating Expenses(2)         1.64%

            INVESCO Financial Services Fund
            Management Fee                                  0.62%
            Distribution and Service (12b-1) Fees(1)        0.25%
            Other Expenses(2)                               0.29%
            Total Annual Fund Operating Expenses(2)         1.16%

            INVESCO Gold Fund
            Management Fee                                  0.75%
            Distribution and Service (12b-1) Fees(1)        0.25%
            Other Expenses(2)                               0.95%
            Total Annual Fund Operating Expenses(2)         1.95%

            INVESCO Health Sciences Fund
            Management Fee                                  0.64%
            Distribution and Service (12b-1) Fees(1)        0.25%
            Other Expenses(2)                               0.36%
            Total Annual Fund Operating Expenses(2)         1.25%


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            INVESCO Leisure Fund
            Management Fee                                  0.75%
            Distribution and Service (12b-1) Fees(1)        0.25%
            Other Expenses(2)                               0.55%
            Total Annual Fund Operating Expenses(2)         1.55%

            INVESCO Technology Fund - Class II
            Management Fee                                  0.65%
            Distribution and Service (12b-1) Fees(1)        0.25%
            Other Expenses(2)                               0.37%
            Total Annual Fund Operating Expenses(2)         1.27%

            INVESCO Utilities Fund
            Management Fee                                  0.75%
            Distribution and Service (12b-1) Fees(1)        0.25%
            Other Expenses(2)(3)                            0.41%
            Total Annual Fund Operating Expenses(2)(3)      1.41%

            (3) Certain expenses of the INVESCO Utilities Fund are being absorbed voluntarily by INVESCO pursuant to a commitment to the Fund. After absorption, the Fund's "Other Expenses" and "Total Annual Fund Operating Expenses" were 0.29% and 1.29%, respectively.

            The remainder of the table and the remainder of the footnotes are not affected by this change.

Effective May 13, 1999, the section of the Fund's Prospectus entitled "Annual Fund Expenses - Example" is amended to (1) delete the second paragraph and (2) substitute the following in its place:

      The Example assumes that you invested $10,000 in a Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The Example also assumes that your investment had a hypothetical 5% return each year, and assumes that a Fund's expenses remained the same. Although a Fund's actual costs and performance may be higher or lower, based on these assumptions your costs would have been:

                                    1 Year      3 Years     5 Years     10 Years
      Energy                        $168        $521        $898        $1,956
      Financial Services            $119        $370        $642        $1,415
      Gold                          $200        $618        $1,061      $2,291

                                    1 Year      3 Years     5 Years     10 Years
      Health Sciences               $128        $399        $690        $1,518
      Leisure                       $159        $493        $850        $1,856
      Technology - Class II         $130        $405        $701        $1,541
      Utilities Fund                $141        $440        $780        $1,666

Effective June 1, 1999, the section of the Funds' Prospectus entitled "Risks Associated With Particular Investments" is amended to add the following sections to the end of the two investment tables located at the end of the section:

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OPTIONS
The obligation or right    Credit,
to deliver or receive a    Information,
security or other          Liquidity, and
instrument, index or       Options and
commodity, or cash         Futures Risks
payment depending on the                    x    x    x    x    x    x    x   x
price of the underlying
security or the
performance of an index
or other benchmark.
Includes  options on
specific  securities
and stock  indices,
and stock index
futures.  Used in a
Fund's  portfolio to
provide  liquidity and
hedge portfolio value.
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FUTURES
A futures contract is an   Market,
agreement to buy or sell   Liquidity and
a specific amount of a     Options and
financial instrument       Futures Risks
(such as an index                           x    x    x    x    x    x    x   x
option)  at a stated
price  on a stated
date.  A Fund  uses
futures contracts to
provide liquidity and
to hedge portfolio value.
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OTHER FINANCIAL
INSTRUMENTS                Counterparty,
These may include forward  Credit,
contracts, swaps, caps,    Currency,
floors, and collars.       Interest Rate,
They may be used to try    Liquidity,
to manage a Fund's         Market and
foreign currency exposure  Regulatory
and other investment       Risks
risks, which can cause                     x     x    x    x    x    x    x    x
its net asset value to
rise or fall.  A Fund may
use these financial
instruments, commonly
known as "derivatives,"
to increase or decrease
its exposure to changing
securities prices,
interest rates, currency
exchange rates or other
factors.
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This Supplement supercedes the Supplement dated June 1, 1999.

The date of this Supplement is July 26, 1999.